Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Horizons ETF Trust
Prospectus Date	rr_ProspectusDate	Nov. 28, 2014
Horizons Korea KOSPI 200 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Horizons Korea KOSPI 200 ETF (the “Korea KOSPI 200 ETF” or “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Korea KOSPI 200 ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the KOSPI 200 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). The investment management agreement (the “Investment Management Agreement”) between Horizons ETF Trust (the “Trust”) and Horizons ETFs Management (USA) LLC (the “Adviser”) provides that the Adviser will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, acquired fund fees and expenses, future distribution fees or expenses, and extraordinary expenses. This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

During the most recent fiscal period from March 4, 2014 (commencement of operations) through July 31, 2014, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index fund that employs a "passive management" investment strategy in seeking to achieve its objective of providing investment results that, before fees and expenses, generally correspond to the performance of the KOSPI 200 Index (the "Underlying Index").

The Underlying Index is a free float-adjusted, market capitalization weighted index comprised of 200 blue chip companies listed on the Korea Stock Market, which are selected by the Korea Exchange ("KRX") on the basis of such factors as their market and sector representation and liquidity.

All common stocks listed on the Korea Stock Market are included in the universe of the Underlying Index, excluding common stocks listed on the KOSDAQ Market, administrative issues, issues of liquidation sale, real estate investment funds, ship investment funds and issues that have not passed one year since their initial listing.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation over time between the Fund's performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time-to-time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities of the Underlying Index. A "sampling methodology" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of the Underlying Index and in depositary receipts representing securities in the Underlying Index. The Fund may invest the remainder of its assets in securities or instruments not in the Underlying Index or representing securities in the Underlying Index, including instruments that the Adviser or Mirae Asset Global Investments (Hong Kong) Ltd. (the "Sub-Adviser") believes will help the Fund track the Underlying Index, such as index futures contracts, as well as cash and cash equivalents. Index futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying index at a specified future time and at a specified price. Stock index futures contracts may allow the Fund to obtain exposure to its Underlying Index without having to actually purchase the underlying securities comprising the index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is so concentrated. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issue in comparison to a diversified fund.

The Underlying Index is provided by KRX, which is unaffiliated with the Fund, the Adviser and the Sub-Adviser. KRX maintains, calculates and publishes information regarding the Underlying Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders' investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Equity Risk. Equity risk is the risk that the value of the equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Foreign Securities Risk. Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Risk of Investing in South Korea. Investments in South Korean issuers subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korean neighbors may have an adverse effect on the South Korean economy. A natural or other disaster could occur in the geographic region in which South Korea is located, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund's investments in South Korea.

Passive Investment Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Correlation Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. To the extent the Fund utilizes a sampling approach and/or invests in index futures, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of small- and mid-sized companies.

Small and Medium Capitalization Company Risk. Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Concentration Risk. Because the Fund's assets will be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund's performance.

Issuer-Specific Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Changes in the financial condition or credit rating of an issuer of a security may cause the value of the security to decline. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Index Futures Risk. The risks associated with the use of index futures contracts include the following: (i) an imperfect correlation between movements in prices of futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. The use of index futures contracts may also create leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. There is no guarantee that the use of index futures contracts, to the extent employed, will have their intended effect.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information quoted for the Fund as the Fund had not completed a full calendar year of operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information quoted for the Fund as the Fund had not completed a full calendar year of operations as of the date of this Prospectus.
Horizons Korea KOSPI 200 ETF | Horizons Korea KOSPI 200 ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	$ 39
3 Years	rr_ExpenseExampleYear03	$ 122

[1]	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.